EARNINGS PER SHARE (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EARNINGS PER SHARE
Net income attributable to equity holders of Credicorp	S/ 346,894	S/ 4,265,304	S/ 3,983,865
Number of stock
Ordinary stock, Note 18(a)	94,382,317	94,382,317	94,382,317
Less - opening balance of treasury stock	(14,872,164)	(14,883,274)	(14,902,008)
Acquisition of treasury stock, net	S/ (99,716)	S/ (9,737)	S/ (3,015)
Weighted average number of ordinary shares for basic earnings	79,410,437	79,489,306	79,477,294
Plus - dilution effect - stock awards	212,438	194,213	209,128
Weighted average number of ordinary shares adjusted for the effect of dilution	79,622,875	79,683,519	79,686,422
Basic earnings per share (in Soles)	S/ 4.37	S/ 53.66	S/ 50.13
Diluted earnings per share (in Soles)	S/ 4.36	S/ 53.53	S/ 49.99